Fair Value (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value (Textual) [Abstract]
Decrease in fair value of liability related to interest rate swap agreements	$ 21.7	$ 3.9
After tax adjustment to other comprehensive due to interest rate swap agreement	$ 13.9	$ 2.5